Earnings Per Share - Weighted Average Common Shares (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted-average number of common shares outstanding	495,687,352	495,903,023	495,597,737	495,842,141
Weighted-average number of vested DSUs	410,886	414,092	418,730	418,929
Basic	496,098,238	496,317,115	496,016,467	496,261,070
Effect of stock options and TRSUs	1,160,834	1,263,224	1,093,324	1,318,061
Diluted	497,259,072	497,580,339	497,109,791	497,579,131